SHARE-BASED PAYMENTS - Summary of Activity of Nonvested Stock (Detail) - Restricted Stock shares in Thousands	12 Months Ended
Jul. 31, 2021 $ / shares shares
Number of Shares
Nonvested stock outstanding, beginning balance (in shares) | shares	1,345
Granted (in shares) | shares	416
Vested (in shares) | shares	(645)
Forfeited (in shares) | shares	0
Nonvested stock outstanding, ending balance (in shares) | shares	1,116
Weighted-Average Grant Date Fair Value
Nonvested stock outstanding, beginning balance (in usd per shares) | $ / shares	$ 0.95
Granted (in usd per shares) | $ / shares	1.32
Vested (in usd per shares) | $ / shares	0.94
Forfeited (in usd per shares) | $ / shares	0
Nonvested stock outstanding, ending balance (in usd per shares) | $ / shares	$ 1.09